Document and Entity Information	Jul. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 20, 2023
Entity File Number	001-35872
Entity Registrant Name	EVERTEC, Inc.
Entity Central Index Key	0001559865
Entity Incorporation, State or Country Code	PR
Entity Tax Identification Number	66-0783622
Entity Address, Address Line One	Cupey Center Building, Road 176, Kilometer 1.3,
Entity Address, City or Town	San Juan
Entity Address, Country	PR
Entity Address, Postal Zip Code	00926
City Area Code	787
Local Phone Number	759-9999
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	EVTC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false